Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Prepayments for vehicles	4,250,400	403,116,119	61,780,248
Vehicles and telematics devices	6,790,158	54,725,824	8,387,099
Accrued input value-added tax	4,382,079	26,623,275	4,080,195
Deposits held by third-parties	5,737,012	18,171,682	2,784,932
Prepaid expenses	7,768,447	14,331,513	2,196,400
Other receivables from third parties	55,506,906	10,461,282	1,603,262
Interest receivables	15,348,204	4,889,508	749,350
Loan to suppliers	3,415,680	1,573,800	241,195
Others	14,246,396	24,467,956	3,749,880

	117,445,282	558,360,959	85,572,561